Share Price (Details)	May 01, 2025 $ / shares
Class R [Member]
Share Price [Line Items]
Share Price	$ 7.69
Class I [Member]
Share Price [Line Items]
Share Price	7.17
Class RIA [Member]
Share Price [Line Items]
Share Price	$ 7.22